Capital and Reserves	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Capital and Reserves
Note 19 - Capital and Reserves

Share capital

	2016	2017	2018
	NIS
Issued and paid at January 1	1,006,046	1,006,046	1,010,446
Equity offering	-	-	121,212
Exercise of share options	-	4,400	30,310

Issued and paid at December 31	1,006,046	1,010,446	1,161,968

The share capital is comprised of ordinary shares of NIS 0.01 par value each.

In June 2018, The Company issued in an offering to the public Israel only for immediate total net consideration of approximately NIS 275 million:
•	12,121,200 ordinary shares of the Company (par value NIS 0.01 per share, or ordinary shares).
•
3,030,300 Series 1 Options. Each Series 1 Option entitles the holder thereof to purchase one ordinary share at an exercise price of NIS 19.50, until December 24, 2018. Series 1 Options were exercised for a total consideration of NIS 59 million.

•	3,030,300 Series 2 Options. Each Series 2 Option entitles the holder thereof to purchase one ordinary share at an exercise price of NIS 20, until June 24, 2019.

The offering was made under the Company's 2017 shelf prospectus and the securities were registered for trading on the Tel Aviv Stock Exchange.

At December 31, 2018, the authorized share capital was comprised of 300 million ordinary shares (December 31, 2016, 2017 - 300 million each). The holders of ordinary shares are entitled to receive dividends as declared.

Basic and diluted earnings (loss) per share

The calculation of basic earnings (loss) per share was based on the profit (loss) attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding (100,604,578, 100,654,935 and 107,499,543 during the years 2016, 2017 and 2018, respectively). The calculations of diluted earnings (loss) per share was based on the profit (loss) attributable to ordinary shares and the weighted average number of ordinary shares in the basic earnings (loss)  per share in addition of 93,728, 234,726 incremental shares (NIS 0.01 par value each) that would be issued resulting from exercise of all options for the years ended December 31, 2016, 2017, respectively.

In addition, 780 thousand options (2017 and 2016 - 78 thousand and 1,060 thousand options, respectively) and 262,615 shares that would be issued resulting from exercise of all options for the year ended December 31, 2018, were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period that the options were outstanding.

Dividends

In 2016-2018 the Company did not pay dividend to the shareholders of the Company.

Hedging reserve

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred or exercised.